UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-4653


                     The American Funds Tax-Exempt Series I
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: January 31, 2004



                              Howard L. Kitzmiller
                                    Secretary
                     The American Funds Tax-Exempt Series I
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)

                       ----------------------------------

                                   Copies to:
                            JOHN JUDE O'DONNELL, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                      1212 New York Avenue, Suite 1000, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)


ITEM 1 - Reports to Stockholders

(logo: American Funds)

The right choice for the long term(R)

The Tax-Exempt Fund of Maryland

The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I

Semi-annual report for the six months ended January 31, 2004

(cover photo of mountains in the spring)

The Tax-Exempt Fund of Maryland(R) seeks a high level of current income free from Federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia(R) seeks a high level of current income free from Federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company(SM), the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2003 (the most recent calendar quarter):


  Class A shares                                    1 year    5 years  10 years

  Reflecting 3.75% maximum sales charge
    The Tax-Exempt Fund of Maryland                 +0.71%    +3.91%    +4.85%
    The Tax-Exempt Fund of Virginia                 +0.30%    +4.13%    +4.81%

  At net asset value
    The Tax-Exempt Fund of Maryland                 +4.66%    +4.71%    +5.25%
    The Tax-Exempt Fund of Virginia                 +4.18%    +4.93%    +5.22%

Results for other share classes can be found on pages 39 and 40. Please see the back cover for important information about other share classes.

Figures shown on these two pages are past results and are not predictive of future periods. Current and future results may be lower or higher than those shown. Share prices and returns may vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown throughout this report are at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been imposed, the results would have been lower.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Investments in the Funds are subject to interest rate fluctuations. Each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to Federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.
(photo of rolling hills)

Fellow shareholders:

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia produced solid total returns for the six-month period ended January 31, 2004. Share prices for the Funds rose as municipal bond yields declined during the period. The Maryland Fund's share price rose from $15.76 to $16.20; the Virginia Fund's price increased from $16.32 to $16.85. During the period, the Maryland Fund and the Virginia Fund paid income dividends of 31 cents and 29 cents a share, respectively.

If, like most shareholders, you reinvested your dividends, your total return for the six-month period ended January 31 was 4.8% for the Maryland Fund and 5.1% for the Virginia Fund. The chart below highlights the Funds' average annual total returns over longer periods of time and compares them with their benchmark Lipper averages as of January 31, 2004.

                                                    1 year    5 years  10 years

The Tax-Exempt Fund of Maryland                      +5.4%     +4.6%     +5.1%
Lipper Maryland Municipal Debt Funds Average         +4.9%     +4.4%     +4.9%
The Tax-Exempt Fund of Virginia                      +5.4%     +4.8%     +5.1%
Lipper Virginia Municipal Debt Funds Average         +5.7%     +4.5%     +4.9%

The Maryland Fund's tax-free income return with dividends reinvested was 1.96% and represented an annualized rate of 3.92%, equal to 6.52% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 39.9%. If you took dividends in cash, your income return was 1.94%.

The Virginia Fund's tax-free income return with dividends reinvested was 1.81% and represented an annualized rate of 3.62%, equal to 5.91% from a taxable investment if you are in the highest combined Federal and state tax bracket of 38.7%. If you took dividends in cash, your income return was 1.79%.

The Fed and the economy

In general, the U.S. economy was strong. Inflation remained low and corporate earnings were rising. American companies have been helped by low interest rates, a declining tax burden and a weak dollar, which has increased the market for U.S. exports. Real gross domestic product grew at an annual rate of 4.1% in the fourth quarter of calendar 2003, after showing a very high annual rate of 8.2% in the preceding quarter. However, employment is not as strong as it has been in this part of the typical economic cycle.

At its January 28 meeting, the Federal Reserve announced that the federal funds rate would remain at 1%, a 45-year low. Some investors were disappointed that in its recent statement the Fed removed previous language stating that it would hold down federal funds rates for "a considerable period." The new statement did note that the Fed "can be patient" before it begins to increase short-term interest rates.

Maryland and Virginia economies
Maryland's financial condition is stable. The state's economy has performed better than the national average and its general obligation bond rating continues to be Aaa as rated by Moody's Investor Service. The state has been negatively impacted by lower capital gains tax revenue. Maryland, the location of several defense contractors, has been helped by increased Federal government spending for defense and homeland security.

Virginia, which has an Aaa general obligation bond rating, was placed on Moody's Investor Service Watchlist in September 2003 for possible downgrade. The bond rating agency cited revenue shortfalls caused by weakened technology and telecommunications industries. On the positive side, Virginia, which has defense contractors and research companies, was aided by increased Federal defense spending. On the whole, we consider the Virginia economy to be stable. If Moody's were to downgrade the rating on the state of Virginia bonds, we would not expect the downgrade to have a significant impact on the value of the Virginia Fund.

The Funds' portfolios

The Maryland and Virginia portfolios remain well diversified and have maintained a conservative posture. As of January 31, issues rated AA or better accounted for 68.9% in the Maryland portfolio (up from 66.5% six months ago) and 77.8% in the Virginia portfolio (up from 77.1% six months ago). Bonds rated below BBB -- which carry greater risk and are owned because they enhance the Funds' income stream and long-term total return potential -- represented 11.2% of net assets for Maryland (versus 11.7% six months ago) and 5.4% for Virginia (versus 5.5% six months ago).

Looking forward

It may be difficult for the Funds to match the strong results of the past three years, which occurred in a period of mostly declining interest rates. If interest rates rise -- as many experts expect -- it is possible that investors could see the Funds' net asset values decline. Over time, however, rising rates will tend to boost the Funds' income return. We recommend that you take a long-term perspective on your municipal bond fund investments.

Board of Trustees action

At its meeting on March 17, 2004, your Trust's Board elected J. Knox Singleton as an independent Trustee to fill the vacancy created in January when Leonard P. Steuart, II resigned for health and personal reasons. Mr. Singleton is President and CEO of Inova Health System, one of the largest health care organizations in the Washington, D.C. metropolitan region. The Board expressed its sincere appreciation to Mr. Steuart for his dedicated service to the Funds and their shareholders.

Sincerely,

(signature)              (signature)              (signature)

James H. Lemon, Jr.      Harry J. Lister          Jeffrey L. Steele
Chairman                 Vice Chairman            President

March 18, 2004

The Funds' 30-day yields for Class A shares as of February 29, 2004, calculated in accordance with the Securities and Exchange Commission formula, were 2.85% for The Tax-Exempt Fund of Maryland and 2.54% for The Tax-Exempt Fund of Virginia. The Funds' distribution rates for Class A shares as of that date were 3.32% and 3.04%, respectively. All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities, while the distribution rate reflects the Funds' past dividends paid to shareholders. Accordingly, the Funds' SEC yields and distribution rates may differ.

Investment portfolio January 31, 2004 unaudited

The Tax-Exempt Fund of Maryland

Quality diversification:

(pie chart of Quality diversification showing the following segments)

Moody's/S&P ratings (best of either)/1/

                      Aaa/AAA    47.1%
                        Aa/AA    21.8%
                          A/A    5.2%
                      Baa/BBB    8.2%
           Lower than Baa/BBB    11.2%

         Cash and equivalents    6.5%

Maturity diversification:/2/

(pie chart of Maturity diversification showing the following segments)

                 Under 1 year    6.5%
                1 to 10 years    80.3%
              10+ to 20 years    11.1%
              20+ to 30 years    1.3%
                    30+ years    0.8%

             Average life /3/    6.72 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at prerefunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 7.76 years.


                                                             Principal  Market
                                                              amount     value
Fixed-income securities  93.49%                                (000)     (000)

  Maryland
  State Issuers

  Community Dev. Administration, Dept. of Housing and
    Community Dev.:
    Housing Rev. Bonds, GNMA Collateralized, Series 2002-B,
    AMT, 4.85% 2022                                             $2,000 $   2,037
    Residential Rev. Bonds, AMT:
      Series 1998-B:
        5.00% 2008                                               1,610     1,679
        5.00% 2009                                               1,680     1,811
      Series 2001-H:
        5.20% 2022                                                 900       928
        4.40% 2025                                                 775       808
    Single-family Program Bonds, First Series 1994, 5.80% 2009   1,765     1,780

  Dept. of Transportation:
    Consolidated Transportation Bonds:
      Ref. Series 2003, 4.00% 2008                               1,000     1,075
      Series 2002, 5.50% 2017                                    2,000     2,325
      Series 2003, 5.25% 2014                                    3,000     3,441
    Project Cert. of Part. (Mass Transit Administration Project),
    Series 2000, AMT, 5.00% 2008                                 1,420     1,567

  Econ. Dev. Corp.:
    Lease Rev. Bonds:
      (Aviation Administration Facs.),
      Series 2003, AMT, FSA insured:
        5.25% 2012                                               1,000     1,116
        5.50% 2013                                               1,500     1,699
      (Dept. of Transportation Headquarters Fac.), Series 2002:
        5.00% 2014                                              $1,755  $  1,932
        5.375% 2019                                              1,500     1,647
      (Montgomery County Town Square Parking Garage Project),
      Series 2002-A, 3.25% 2011                                  1,000     1,014
    Rev. Bonds (Anne Arundel County, MD Golf Course System),
    Series 2001, 8.25% 2028                                      2,000     1,924
    Utility Infrastructure Rev. Bonds (University of Maryland,
    College Park Project), Series 2001, AMBAC insured:
      5.25% 2011                                                 3,425     3,916
      5.375% 2015                                                2,230     2,508

  Energy Fncg. Administration, Limited Obligation Solid Waste
  Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore
  LLC Projects), Series 1996, AMT, 6.30% 2010                    3,500     3,784

  G.O. Bonds, State and Local Facs.:
    Capital Improvement Bonds, First Series Loan, Series 2003-A,
    5.25% 2016                                                   1,500     1,718
    First Series Loan:
      Series 2000-H, 5.50% 2010                                  2,000     2,327
      Series 2001-H, 5.50% 2011                                  1,000     1,163
    Second Series Loan:
      Series 1999-W, 5.00% 2011                                    500       555
      Series 1999-X, 5.25% 2012                                  2,000     2,248
      Series 2002-B, 5.25% 2009                                  1,000     1,133

  Health and Higher Educational Fac. Auth.:
    Anne Arundel Medical Center Issue, Rev. Bonds, Series 1998,
    FSA insured, 5.125% 2028                                     1,000     1,030
    Good Samaritan Hospital Issue, Rev. Bonds, Series 1993,
    5.70% 2009 (escrowed to maturity)                            1,000     1,154
    Howard County:
      General Hospital Acquisition Issue, Johns Hopkins Medicine,
      Rev. Bonds, Series 1998, MBIA insured, 5.00% 2029            500       511
      General Hospital Issue, Rev. Bonds, Series 1993
      (escrowed to maturity):
        5.50% 2013                                               2,000     2,048
        5.50% 2021                                               1,000     1,024
    Institute College of Art Issue, Rev. Bonds, Series 2001,
    5.50% 2032                                                   1,250     1,284
    Johns Hopkins University Issue, Rev. Ref. Bonds:
      Series 1998, 5.25% 2014                                    2,505     2,781
      Series 2001-A:
        5.00% 2011                                               1,000     1,127
        5.00% 2013                                               1,000     1,093
    Johns Hopkins University Issue, Rev. Ref. Bonds:
      Series 2002-A, 5.00% 2032                                 $1,000 $   1,031
    Medlantic/Helix Issue, Rev. Bonds, Series 1998-B,
      AMBAC insured, 5.25% 2038                                  1,500     1,639
    MedStar Health Issue, Ref. Rev. Bonds, Series 2004:
      5.00% 2013                                                 1,000     1,030
      5.75% 2016                                                 2,000     2,116
    Memorial Hospital of Cumberland Issue, Rev. Ref. Bonds,
    Series 1992, 6.50% 2010 (preref. 2004)                         750       766
    Mercy Medical Center Issue, Project and Rev. Ref. Bonds,
    Series 1996, FSA insured, 6.50% 2013                         2,000     2,434
    Mercy Ridge Issue, Rev. Bonds:
      Series 2003-A, 6.00% 2035                                  2,000     2,003
      Series 2003-B, 5.00% 2008                                  1,000     1,032
    PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds
    (Heron Point of Chestertown), Series 1998-A:
      5.75% 2019                                                 1,500     1,473
      5.75% 2026                                                 1,640     1,584
    Rev. Ref. Bonds, Adventist HealthCare Issue, Series 2003-A:
      5.00% 2012                                                 1,000     1,031
      5.75% 2025                                                 1,000     1,016
    Roland Park Place Issue, Ref. and Project Rev. Bonds,
    Series 1999, 5.50% 2014                                        525       538
    Suburban Hospital Issue, Rev. Ref. Bonds, Series 1993,
    5.125% 2021                                                  1,500     1,527
    The Johns Hopkins Medical Institutions Parking Facs. Issue,
    Parking Rev. Bonds, Series 2001, AMBAC insured, 5.00% 2034     880       903
    University of Maryland Medical System Issue, Rev. Bonds:
      Series 2000, 6.75% 2030                                    2,000     2,267
      Series 2004-B, AMBAC insured, 5.00% 2013                   1,530     1,713

  Morgan State University, Academic Fees and Auxiliary Facs.
  Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020       1,375     1,476

  Northeast Maryland Waste Disposal Auth.:
    Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit
    Project), Series 1998, AMT, 5.00% 2012                       2,500     2,605
    Solid Waste Ref. Rev. Bonds (Montgomery County Solid Waste
    Disposal System), Series 2003, AMT, AMBAC insured,
    5.50% 2010                                                   2,500     2,827

  Transportation Auth.:
    Airport Parking Rev. Bonds, Baltimore/Washington Interna-
    tional Airport Projects, Series 2002-B, AMT, AMBAC insured,
    5.375% 2015                                                  2,000     2,198
    Facs. Project, Transportation Facs. Projects Rev. Bonds,
    Series 1992, 5.80% 2006                                     $1,000  $  1,099

  University System, Auxiliary Fac. and Tuition Rev. Bonds:
    Series 2001-B, 4.00% 2013                                    2,500     2,579
    Series 2002-A:
      5.00% 2013                                                 1,010     1,120
      5.125% 2022                                                2,000     2,115

  Water Quality Fncg. Administration, Revolving Loan Fund
  Rev. Bonds, Series 1991-B, 0% 2005                               700       685

  City & County Issuers

  Anne Arundel County:
    G.O. Bonds, Series 2002, 5.25% 2012                          1,000     1,143
    Special Obligation Bonds:
      (Arundel Mills Project), Series 1999, 7.10% 2029           2,000     2,170
      (National Business Park Project),Series 2000,7.375% 2028 1,500 1,624 Tax Increment Fncg. Bonds (Parole Town Center Project),
    Series 2002, 5.00% 2012                                      1,825     1,846

  City of Baltimore, Project and Rev. Ref. Bonds
  (Water Projects), Series 1994-A, FGIC insured:
    6.00% 2015                                                   1,500     1,797
    5.00% 2024                                                     410       438
    5.00% 2024 (escrowed to maturity)                              810       863

  Mayor and City Council of Baltimore:
    Convertible Rev. Ref. Bonds (Baltimore City Parking System
    Facs.), Series 1996-A, FGIC insured, 5.90% 2009              1,500     1,747
    Port Fac. Rev. Bonds (Consolidation Coal Sales Company
    Project), Series 1984-B, 6.50% 2011                            500       512
    Project and Rev. Ref. Bonds (Water Projects),Series 2002-A,
    FGIC insured, 5.00% 2021                                     1,975     2,070

  Baltimore County, G.O. Bonds:
    Consolidated Public Improvement Bonds:
      Ref. Series 2002, 5.25% 2010                               2,000     2,300
      Series 2002, 5.25% 2015                                    3,000     3,359
    Metropolitan Dist. Bonds (67th Issue), 5.00% 2018            1,500     1,618

  Calvert County (Asbury-Solomons Island Fac.):
    Econ. Dev. Rev. Bonds, Series 1995, 8.625% 2024
    (preref. 2005)                                               2,300     2,502
    Econ. Dev. Rev. Ref. Bonds, Series 1997, MBIA insured:
      5.00% 2009                                                 1,000     1,110
      5.00% 2017                                                 1,000     1,077

  Carroll County:
    EMA Obligated Group Issue (Fairhaven and Copper Ridge),
    Rev. Ref. Bonds, Series 1999-A, Asset Guaranty insured,
    RADIAN insured, 5.50% 2019                                  $1,265 $   1,337
    G.O. Bonds, Consolidated Public Improvement Ref. Bonds
    (Delayed Delivery), Series 2003, 5.00% 2010                  1,000     1,133

  Frederick County:
    G.O. Public Facs. Bonds, Series 2000, 5.10% 2017             1,000     1,096
    Special Obligation Bonds (Urbana Community Dev. Auth.),
    Series 1998, 6.625% 2025                                     3,000     3,118

  Howard County, G.O. Bonds, Consolidated Public Improvement
  Project and Ref. Bonds, Series 2002-A, 5.25% 2014              1,000     1,119

  Montgomery County:
    Econ. Dev. Rev. Bonds (Trinity Health Credit Group),
    Series 2001, 5.50% 2016                                      1,000     1,095
    G.O. Consolidated Public Improvement Bonds:
      Series 2000-A, 5.30% 2013 (preref. 2010)                   1,000     1,152
      Series 2001-A:
        4.75% 2011                                               2,500     2,785
        4.75% 2012                                               1,000     1,106
        5.25% 2015                                               2,000     2,242
    Housing Opportunities Commission:
      Housing Dev. Bonds (The Metropolitan), Issue 1995-A,
      6.10% 2015                                                 2,025     2,114
      Multi-family Rev. Bonds (Strathmore Court at White
      Flint), Issue 1994-A-2, 7.50% 2024 (preref. 2004)          2,000     2,090
      Single-family Mortgage Rev. Bonds:
        Series 1997-A, 5.50% 2009                                  510       540
        Series 1998-B:
          4.80% 2009                                               575       602
          4.90% 2010                                               480       517
    Northeast Maryland Waste Disposal Auth., Solid Waste Rev.
    Bonds (Resource Recovery Project), Series 1993-A, AMT,
    6.00% 2007                                                   1,000     1,099
    Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A,
    6.00% 2014 (preref. 2006)                                    2,355     2,664
    Solid Waste Disposal System Ref. Rev. Bonds, Series 2003-A,
    AMBAC insured, 5.00% 2013                                    1,000     1,114
    Special Obligation Bonds:
      (Kingsview Village Center Dev. Dist.), Series 1999,
      6.90% 2021                                                 2,345     2,473
      (West Germantown Dev. Dist.):
        Senior Series 2002-A, RADIAN insured, 5.375% 2020          750       799
        Junior Series 2002-B, 6.70% 2027                         1,700     1,753

  Prince George's County:
    (Dimensions Health Corp. Issue), Project and Rev. Ref.
    Bonds, Series 1994, 5.375% 2014                             $2,985 $   2,187
    Housing Auth., Mortgage Rev. Bonds, AMT:
      (GNMA Collateralized-Langley Garden Apartments Project),
      Series 1997-A, 5.60% 2017                                  1,130     1,203
      (GNMA Collateralized-Windsor Crossing Apartments Project),
      Series 2002-A:
        3.90% 2012                                                 515       528
        5.00% 2023                                               1,000     1,021
      GNMA/FNMA Collateralized Single-family Mortgage Rev.
      Bonds, Series 1998-A, 4.65% 2019                           1,175     1,177
    Industrial Dev. Auth. Lease Rev. Ref. Bonds (Upper Marlboro
    Justice Center Project), Series 2003-A, MBIA insured,
    5.00% 2014                                                   1,500     1,662
    Special Obligation Bonds (Woodview Village Infrastructure
    Improvements), Series 1997-A, 8.00% 2026                     1,835     2,011

  Washington Suburban Sanitary Dist., Montgomery and
  Prince George's Counties:
    G.O. Bonds:
      Ref. Bonds of 1997, 5.75% 2017                             1,510     1,799
      Ref. Bonds of 2001, 4.50% 2015                             3,000     3,174
    Sewage Disposal Ref. Bonds of 2003, 5.00% 2012               1,000     1,131

  District of Columbia
  Washington Metropolitan Area Transit Auth., Gross Rev.
  Transit Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008      1,480     1,710

  Puerto Rico

  Electric Power Auth.:
    Rev. Bonds, Series DD, FSA insured, 4.50% 2019               1,000     1,021
    Rev. Ref. Bonds:
      Series GG, FSA insured, 4.75% 2021                         1,020     1,048
      Series KK, XLCA insured, 5.00% 2011                        1,000     1,130
      Series Y, MBIA insured, 7.00% 2007                         1,000     1,166

  Highways and Transportation Auth., Highway Rev. Ref.
  Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)           1,000     1,130

  Industrial, Medical, Higher Education and Environmental
  Pollution Control Facs. Fncg. Auth., Special Fac. Rev. Bonds
  (American Airlines, Inc. Project), Series 1985 A, 6.45% 2025     500       393

  Public Fin. Corp. (Commonwealth Appropriation Bonds),
  Series 2001-E, 6.00% 2026                                        500       583

  Public Improvement Ref. Bonds (G.O. Bonds), Series 1998,
  5.00% 2007                                                       500       547

  Virgin Islands

  Public Fin. Auth.:
  Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
  Series 1998-A:
    5.20% 2009                                                  $1,500  $  1,610
    5.20% 2010                                                   1,000     1,064
  Rev. Bonds (Virgin Islands Gross Receipts Taxes Loan Note),
  Series 2003-A, FSA insured, 5.25% 2017                         1,000     1,118

  Total fixed-income securities (cost: $176,140,000)                     185,531

  Short-term securities  5.49%

  Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled
  Loan Program Issue:/1/
    Series 1985-A/B, 0.93% 2035                                  1,600     1,600
    Series 1994-D, 0.95% 2029/2/                                 3,400     3,400

  Howard County, Consolidated Public Improvement Commercial
  Paper Bond Anticipation Notes, Series C, 1.03% 2/12/2004       2,500     2,500

  Maryland Economic Development Corp., Variable Rate Economic
  Dev. Rev. Bonds, (Maryland Soccer Foundation, Inc. Project),
  Series 2000, 0.95% 20251                                       1,000     1,000

  Montgomery County, Consolidated Commercial Paper Bond
  Anticipation Notes, Series 1995, 1.00% 3/11/2004               1,000     1,000

  Washington Suburban Sanitary District, (Montgomery and Prince
  George's Counties), G.O. Multi-Modal Bond Anticipation Notes,
  2003 Series B, 0.97% 20231                                     1,400     1,400

  Total short-term securities (cost: $10,900,000)                         10,900

  Total investment securities (cost: $187,040,000)                       196,431

  Other assets less liabilities                                            2,028

  Net assets                                                            $198,459


/1/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

/2/ This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements


Key to abbreviations
AMT            =    Alternative Minimum Tax
Auth.          =    Authority
Cert. of Part. =    Certificates of Participation
Dept.          =    Department
Dev.           =    Development
Dist.          =    District
Econ.          =    Economic
Fac.           =    Facility
Facs.          =    Facilities
Fin.           =    Finance
Fncg.          =    Financing
G.O.           =    General Obligation
Preref.        =    Prerefunded
Ref.           =    Refunding
Rev.           =    Revenue

Financial statements  unaudited

The Tax-Exempt Fund of Maryland

Statement of assets and liabilities at January 31, 2004

                                               (dollars and shares in thousands,
                                                       except per-share amounts)
Assets:
  Investment securities at market (cost: $187,040)                      $196,431
  Cash                                                                       784
  Receivables for:
    Sales of investments                                        $3,001
    Sales of Fund's shares                                         288
    Interest                                                     1,817
    Other                                                            3     5,109

                                                                         202,324

Liabilities:
  Payables for:
    Purchases of investments                                     3,168
    Repurchases of Fund's shares                                   307
    Dividends on Fund's shares                                     198
    Management services                                             62
    Services provided by affiliates                                111
    Deferred Trustees' compensation                                 18
    Other fees and expenses                                          1     3,865
Net assets at January 31, 2004                                          $198,459

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $189,206
  Undistributed net investment income                                         93
  Accumulated net realized loss                                            (231)
  Net unrealized appreciation                                              9,391

Net assets at January 31, 2004                                          $198,459

Shares of beneficial interest issued and outstanding -- unlimited shares authorized

                                                    Shares     Net asset value
                                   Net assets     outstanding   per share/1/

  Class A                            $156,581          9,663         $16.20
  Class B                              19,069          1,177          16.20
  Class C                              15,314            945          16.20
  Class F                               4,191            259          16.20
  Class R-5                             3,304            204          16.20

/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.83.

See Notes to Financial Statements

Financial statements                                                   unaudited

The Tax-Exempt Fund of Maryland

Statement of operations for the six months ended January 31, 2004

Investment income:
  Income:
    Interest                                                              $4,455
  Fees and expenses:
    Investment advisory services                                  $205
    Business management services                                   162
    Distribution services                                          362
    Transfer agent services                                         21
    Administrative services                                         15
    Reports to shareholders                                         18
    Registration statement and prospectus                           12
    Postage, stationery and supplies                                 6
    Trustees' compensation                                          10
    Auditing and legal                                              31
    Custodian                                                        2
    Federal income taxes paid                                        2       846
  Net investment income                                                    3,609

Net realized loss and unrealized appreciation on investments:
  Net realized loss on investments                                         (135)
  Net unrealized appreciation on investments                              5,521
  Net realized loss and unrealized appreciation on investments            5,386
Net increase in net assets resulting from operations                     $8,995

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Statement of changes in net assets

                                                          (dollars in thousands)

                                                      Six months     Year ended
                                                   ended January 31,  July 31,

                                                       2004/1/           2003
Operations:
  Net investment income                              $   3,609      $   6,923
  Net realized (loss) gain on investments                (135)             90
  Net unrealized appreciation (depreciation)
      on investments                                     5,521        (2,279)
    Net increase in net assets resulting from
      operations                                         8,995          4,734

Dividends and distributions paid or accrued to
    shareholders:
  Dividends from net investment income                 (3,599)        (6,911)
  Distributions from net realized gain on investments                   (244)
    Total dividends and distributions paid or
      accrued to shareholders                          (3,599)        (7,155)

Capital share transactions                               (422)         35,007

Total increase in net assets                             4,974         32,586

Net assets:
  Beginning of period                                  193,485        160,899
  End of period (including undistributed net
      investment
    income: $93 and $96, respectively)                $198,459       $193,485


/1/ Unaudited

See Notes to Financial Statements



Financial highlights<F1>

The Tax-Exempt Fund of Maryland

                                         Income from
                                  investment operations<F3> Dividends and distributions

                                            Net
                                         (losses)
                                           gains
                                         on secu-
                          Net             rities             Divi-             Total                       Net              Ratio
                         asset             (both    Total    dends   Distri-   divi-     Net             assets, Ratio of  of net
                         value             real-  from in-   (from   butions   dends    asset            end of  expenses  income
                        begin-   Net in- ized and vestment  net in-   (from     and    value,    Total   period  to aver- to aver-
                        ning of vestment  unreal-   oper-  vestment  capital  distri-  end of   return  (in mil-  age net  age net
                        period   income    ized)   ations   income)  gains)   butions  period    <F4>    lions)   assets   assets


Class A:
Six months ended
  1/31/2004<F2>         $15.76     $.31     $.44   $  .75    $(.31)   $  --    $(.31)  $16.20     4.76%    $157  .73%<F6>3.81%<F6>
Year ended 7/31/2003     15.93      .62     (.15)     .47     (.62)   (.02)     (.64)   15.76     2.98      156      .73     3.87
Year ended 7/31/2002     15.68      .69      .25      .94     (.69)      --     (.69)   15.93     6.14      139      .75     4.40
Year ended 7/31/2001     15.12      .74      .56     1.30     (.74)      --     (.74)   15.68     8.77      119      .80     4.77
Year ended 7/31/2000     15.57      .74     (.45)     .29     (.74)      --     (.74)   15.12     2.03      100      .82     4.92
Year ended 7/31/1999     16.04      .74     (.37)     .37     (.74)   (.10)     (.84)   15.57     2.27      110      .78     4.63

Class B:
Six months ended
  1/31/2004<F2>          15.76      .25      .44      .69     (.25)      --     (.25)   16.20     4.38       19 1.48<F6> 3.04<F6>
Year ended 7/31/2003     15.93      .50     (.15)     .35     (.50)   (.02)     (.52)   15.76     2.22       18     1.48     3.09
Year ended 7/31/2002     15.68      .57      .25      .82     (.57)      --     (.57)   15.93     5.35       11     1.49     3.62
Year ended 7/31/2001     15.12      .62      .56     1.18     (.62)      --     (.62)   15.68     7.96        4     1.54     3.91
Period from 3/15/2000
  to 7/31/2000           15.01      .16      .18      .34     (.23)      --     (.23)   15.12     2.26        1      .58     1.32

Class C:
Six months ended
  1/31/2004<F2>          15.76      .24      .44      .68     (.24)      --     (.24)   16.20     4.31       15 1.62<F6> 2.92<F6>
Year ended 7/31/2003     15.93      .48     (.15)     .33     (.48)   (.02)     (.50)   15.76     2.09       13     1.61     2.97
Year ended 7/31/2002     15.68      .55      .25      .80     (.55)      --     (.55)   15.93     5.20        6     1.64     3.51
Period from 4/12/2001
  to 7/31/2001           15.49      .15      .20      .35     (.16)      --     (.16)   15.68     2.29        1      .49     1.02

Class F:
Six months ended
  1/31/2004<F2>          15.76      .30      .44      .74     (.30)      --     (.30)   16.20     4.69        4  .87<F6> 3.67<F6>
Year ended 7/31/2003     15.93      .60     (.15)     .45     (.60)   (.02)     (.62)   15.76     2.84        3      .86     3.73
Year ended 7/31/2002     15.68      .64      .25      .89     (.64)      --     (.64)   15.93     5.81        2      .99     4.18
Period from 6/15/2001
  to 7/31/2001           15.59      .07      .09      .16     (.07)      --     (.07)   15.68     1.03   --<F5>      .14      .45

Class R-5:
Six months ended
  1/31/2004<F2>          15.76      .32      .44      .76     (.32)      --     (.32)   16.20     4.85        3  .55<F6> 3.98<F6>
Year ended 7/31/2003     15.93      .65     (.15)     .50     (.65)   (.02)     (.67)   15.76     3.16        3      .55     4.06
Period from 7/15/2002
  to 7/31/2002           15.91      .03      .02      .05     (.03)      --     (.03)   15.93      .31        3      .02      .18


                                 Six months ended
                                    January 31,         Year ended July 31
                                     2004<F2>      2003  2002  2001  2000  1999
Portfolio turnover rate for
all classes of shares                   2%          8%    5%    16%   12%   11%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a  full year.

<F2>Unaudited.

<F3> Year ended 1999 is based on shares outstanding on the last day of the year;
all other periods are  based on average shares   outstanding.

<F4> Total returns exclude all sales charges, including contingent deferred sales charges.

<F5> Amount less than 1 million.

<F6> Annualized.

See Notes to Financial Statements

Investment portfolio January 31, 2004 unaudited

The Tax-Exempt Fund of Virginia

Quality diversification:

(pie chart of quality diversification showing the following segments:)

Moody's/S&P ratings (best of either)/1/

                       Aaa/AAA      35.9%
                         Aa/AA      41.9%
                           A/A       5.9%
                       Baa/BBB       3.8%
            Lower than Baa/BBB       5.4%
          Cash and equivalents       7.1%

Maturity diversification:/2/

(pie chart of maturity diversification showing the following segments:)

                  Under 1 year       7.1%
                 1 to 10 years      80.6%
               10+ to 20 years      11.2%
               20+ to 30 years       1.1%

              Average life/3/       6.76 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at prerefunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 8.64 years.


                                                             Principal  Market
                                                              amount     value
Fixed-income securities  92.86%                                (000)     (000)

  Virginia
  State Issuers

  Big Stone Gap, Redev. and Housing Auth., Commonwealth of
  Virginia Correctional Fac. Lease Rev. Bonds:
    (Wallens Ridge Dev. Project), Series 1995, 5.25% 2010       $1,600   $ 1,733
    Series 2003, 5.00% 2014                                      2,000     2,229

  College Building Auth.:
    Educational Facs. Rev. and Ref. Bonds:
      (Hampden-Sydney College Project), Series 1998,
      MBIA insured, 5.00% 2016                                     500       540
      (Hampton University Project), Series 2003:
        5.00% 2013                                               1,000     1,098
        5.00% 2014                                               1,815     1,987
    Educational Facs. Rev. Bonds:
      (21st Century College Program), Series 1998, 5.00% 2017 1,000 1,072 (Public Higher Education Fncg. Program), Series 2002-A,
      5.00% 2011                                                 1,530     1,728
      (University of Richmond Project), (put 2009):
        Series 2002-A, 5.00% 2032                                1,500     1,669
        Series 2002-B, 5.00% 2032                                2,000     2,225
      (Washington and Lee University Project), Series 2001,
      5.375% 2021                                                1,000     1,135

  Commonwealth Transportation Board:
    Federal Highway Reimbursement Anticipation Notes,
    Series 2000, 5.50% 2010                                     $1,300   $ 1,509
    Transportation Rev. Bonds (U.S. Route 58 Corridor
    Dev. Program), Series 1999-B, 5.50% 2013                     4,750     5,385

  G.O. Bonds, Series 1997, 5.00% 2012                              940     1,024

  Housing Dev. Auth.:
    Commonwealth Mortgage Bonds:
      Series 1998-E, Sub-series E-4, 4.50% 2005                  1,190     1,223
      Series 2000-A, Sub-series A-4, AMT, 5.30% 2010             2,160     2,256
      Series 2001-J, Sub-series J-1, MBIA insured:
        4.55% 2010                                               1,000     1,065
        4.65% 2011                                               1,000     1,065
    Multi-family Housing Bonds:
      Series 1996-B, 5.95% 2016                                  1,000     1,051
      Series 1997-B, AMT, 5.80% 2010                             1,185     1,256
      Series 1998-I, AMT:
        4.60% 2009                                               1,320     1,418
        4.70% 2010                                               1,240     1,325
    Rental Housing Bonds, Series 2001-K, AMT,
    5.00% 2017                                                     825       862

  Northern Virginia Transportation Dist. Commission
  (Virginia Railway Express Project), Commuter Rail Rev. Ref.
  Bonds, Series 1998, FSA insured:
    5.375% 2011                                                  1,000     1,129
    5.375% 2014                                                  1,000     1,122

  Peninsula Ports Auth.:
    Coal Terminal Rev. Ref. Bonds (Dominion Terminal
    Associates Project  DETC Issue), Series 2003,
    3.30% 2033 (put 2008)                                        1,000     1,013
    Health System Rev. Ref. Bonds (Riverside Health System
    Project), Series 1998:
      5.00% 2008                                                 1,200     1,318
      5.00% 2009                                                 1,100     1,213

  Port Auth., Commonwealth Port Fund Rev. Bonds (2002
  Resolution), Series 2002, AMT:
    5.00% 2012                                                   1,000     1,099
    5.00% 2013                                                   3,700     4,048

  Public Building Auth., Public Facs. Rev. Bonds:
    Series 1998-B:
      5.00% 2010                                                $1,000   $ 1,099
      5.00% 2011                                                 2,100     2,308
    Series 2000-A, 5.75% 2016                                    1,000     1,153

  Public School Auth., School Fncg. Bonds:
    1991 Resolution, Series 1994-A, 6.20% 2014 (preref. 2004)    1,500     1,569
    1997 Resolution:
      Series 1998-A, 5.25% 2007                                  2,000     2,220
      Series 1998-B, 4.50% 2009                                  3,000     3,269
      Series 2002-A, 5.00% 2014                                  1,000     1,101

  Rector and Visitors of the University of Virginia, General Rev.
  Pledge Bonds, Series 2003-B:
    5.00% 2016                                                   1,000     1,096
    5.00% 2017                                                   1,480     1,613

  Resources Auth.:
    Clean Water State Revolving Fund Rev. Bonds, Series 2000,
    5.25% 2015                                                   1,000     1,121
    Infrastructure Rev. Bonds (Pooled Loan Bond Program):
      Series 2001-B, AMT, FSA insured, 4.375% 2010               1,490     1,595
      Series 2002-A:
        5.25% 2014                                               1,460     1,622
        4.75% 2016                                               1,000     1,060
      Series 2003, 5.00% 2020                                    2,000     2,131
      Series 2003-B, AMT, MBIA insured, 5.00% 2016               1,000     1,067
  Southeastern Public Service Auth., Senior Rev. Ref. Bonds,
  Series 1998, AMBAC insured, 5.00% 2015                         4,825     5,373

  Virginia Polytechnic Institute and State University,
  University Services System and General Rev. Pledge Bonds,
  Series 1996-C, 5.35% 2009                                      1,000     1,097

  City & County Issuers

  Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac.
  Rev. and Ref. Bonds (Johnston Memorial Hospital),Series 1998:
    5.00% 2008                                                   1,015     1,110
    5.00% 2009                                                   1,020     1,118

  Arlington County:
    G.O. Ref. Bonds, Series 1993:
      6.00% 2011                                                 1,000     1,198
      6.00% 2012                                                 1,000     1,203
    Industrial Dev. Auth., Resource Recovery Rev. Bonds
    (Alexandria/Arlington Waste-to-Energy Fac.),Ogden Martin
    Systems of Alexandria/Arlington Inc. Project,
    Series 1998-B, AMT, FSA insured, 5.375% 2012                $2,785    $3,065

  Industrial Dev. Auth. of the County of Charles City, AMT:
    Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of
    Virginia, Inc. Project), Series 1999, 4.875% 2009            2,000     2,126
    Tax-Exempt Adjustable Mode Solid Waste Disposal Rev.
    Bonds (Waste Management, Inc.), Series 2002,
    6.25% 2027 (put 2012)                                        1,000     1,135

  City of Chesapeake:
    G.O. Public Improvement and Ref. Bonds, Series 2001:
      5.50% 2009                                                 1,300     1,503
      5.50% 2011                                                 1,500     1,754
    G.O. Ref. Bonds, Series 1993, 5.40% 2008                     1,000     1,139
    G.O. School Ref. Bonds, Series 2003, 5.00% 2013              3,000     3,373

  Chesterfield County, Water and Sewer Rev. Ref. Bonds,
  Series 1992, 6.375% 2009                                         330       335

  Industrial Dev. Auth. of Danville, Hospital Rev. Bonds
  (Danville Regional Medical Center):
    Series 1994, FGIC insured, 6.00% 2007 (preref. 2004)         1,000     1,043
    Series 1998, AMBAC insured:
      5.25% 2012                                                 1,995     2,258
      5.25% 2013                                                 2,000     2,260
      5.25% 2028                                                   720       787

  Fairfax County:
    Econ. Dev. Auth., Retirement Community Rev. Bonds
    (Greenspring Village, Inc. Fac.), Series 1999-A:
      6.75% 2012                                                   500       531
      7.50% 2029                                                 2,500     2,669
    Industrial Dev. Auth.:
      Health Care Rev. Ref. Bonds (Inova Health Systems
      Project), Series 1998-A, 5.00% 2011                        1,500     1,603
      Hospital Rev. Ref. Bonds (Inova Health System Hospitals
      Project), Series 1993-A:
        5.00% 2007                                                 750       821
        5.00% 2011                                               1,000     1,106
        5.25% 2019                                               2,500     2,751
        FSA insured, 5.25% 2019                                  1,000     1,113
    Redev. and Housing Auth., Multi-family Housing Rev. Bonds
    (Grand View Apartments Project), Series 1998-A, FHA
    insured, 5.05% 2010                                          1,000     1,057
  Water Auth., Water Rev. Ref. Bonds, Series 1997,
  5.00% 2021                                                    $1,000   $ 1,093

  City of Fredericksburg, Rev. Bonds (MediCorp Health System
  Obligated Group), Series 2002-B, 5.25% 2027                    1,500     1,515

  Industrial Dev. Auth. of Halifax County, Hospital Ref. Rev.
  Bonds (Halifax Regional Hospital, Inc.), Series 1998:
    4.65% 2007                                                     600       613
    4.80% 2009                                                   1,000     1,021
    5.00% 2011                                                   1,000     1,020

  City of Hampton:
    Convention Center Rev. Bonds, Series 2002, AMBAC insured:
      5.25% 2014                                                 1,000     1,123
      5.25% 2015                                                 1,500     1,668
    G.O. Public Improvement Ref. Bonds:
      Series 1998:
        5.00% 2013                                               2,240     2,501
        5.00% 2014                                               1,000     1,115
      Series 2000, 5.25% 2011                                    1,000     1,139

  Industrial Dev. Auth. of the County of Hanover, Hospital Rev.
  Bonds (Memorial Regional Medical Center Project at Hanover
  Medical Park), Series 1995, MBIA insured:
    6.50% 2010                                                   1,375     1,658
    6.375% 2018                                                  1,500     1,842

  Henrico County:
    Water and Sewer System Rev. Ref. Bonds, Series 2002,
    4.625% 2013                                                    580       631
    Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds
    (Browning-Ferris Industries of South Atlantic, Inc.
    Project), AMT:
      Series 1995, 5.30% 2011 (put 2005)                         1,000       980
      Series 1996-A, 5.45% 2014                                  1,000       925

  Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds
  (Memorial Hospital of Martinsville and Henry County),
  Series 1997, 6.00% 2017 (preref. 2007)                         1,000     1,128

  Loudoun County:
    Dulles Town Center, Community Dev. Auth., Special
    Assessment Bonds (Dulles Town Center Project),
    Series 1998, 6.25% 2026                                      2,500     2,510
    G.O. Public Improvement Bonds, Series 2001-B:
      5.00% 2012                                                 1,000     1,107
      5.25% 2015                                                   500       552
    G.O. Public Improvement and Ref. Bonds, Series 2002-A,
    5.00% 2012                                                  $1,795   $ 2,023
    Industrial Dev. Auth., Hospital Rev. Bonds (Loudoun
    Hospital Center), Series 1995, FSA insured, 6.00% 2005       1,000     1,061
    Sanitation Auth., Water and Sewer System Rev. Bonds,
    Series 2000, FSA insured, 5.00% 2014                         1,185     1,291

  City of Manassas, G.O. Bonds, Series 1997-B, AMT,
  5.00% 2013                                                     1,000     1,088

  City of Newport News:
    G.O. General Improvement Ref. Bonds, Series 2003-A,
    5.00% 2010                                                   1,000     1,128
    G.O. General Improvement and Water Bonds, Series 2002-A,
    5.00% 2016                                                   2,585     2,825

  City of Norfolk, MBIA insured:
    G.O. Bonds, Capital Improvement and Ref. Bonds,
    Series 2002, 5.00% 2011                                      1,000     1,125
    Industrial Dev. Auth., Health Care Rev. Bonds (Bon
    Secours Health System), Series 1997, 5.00% 2007              1,250     1,371

  Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B,
  AMT, FGIC insured:
    5.375% 2014                                                  1,485     1,615
    5.375% 2015                                                  1,565     1,693

  Peninsula Ports Auth., Health Care Facs. Rev. and Ref.
  Bonds (Mary Immaculate Project), Series 1994, 6.875%
  2010 (preref. 2004)                                            1,900     1,989

  Prince William County:
    Virginia Gateway Community Dev. Auth., Special Assessment
    Bonds, Series 1999, 6.25% 2026                               2,487     2,523
    Heritage Hunt Commercial Community Dev. Auth., Special
    Assessment Bonds:
      Series 1999-A, 6.85% 2019                                  1,511     1,589
      Series 1999-B, 7.00% 2029                                    487       516
    Industrial Dev. Auth., Hospital Fac. Rev. Bonds, (Potomac
    Hospital Corp. of Prince William), Series 2003, 5.00% 2013 1,000 1,061 Service Auth., Water and Sewer System Rev. Ref. Bonds,
    Series 2003, 5.00% 2014                                      2,000     2,239
  City of Richmond:
    G.O. Public Improvement Ref. Bonds, Series 2001,
    FGIC insured, 5.375% 2015                                    1,000     1,116
    Public Utility Rev. and Ref. Bonds, Series 1998-A,
    5.25% 2009                                                   1,500     1,659

  Richmond Metropolitan Auth., Expressway Rev. and Ref.
  Bonds, FGIC insured:
    Series 1998, 5.25% 2012                                     $1,000$    1,138
    Series 2002, 5.25% 2017                                      1,120     1,274

  Industrial Dev. Auth. of the City of Roanoke, Hospital Rev.
  Bonds (Carilion Health System Obligated Group),
  Series 2002-A, MBIA insured, 5.50% 2015                        3,500     3,902

  City of Virginia Beach:
    Dev. Auth.:
      Health Care Facs. Rev. and Ref. Bonds (Sentara Health
      System), Series 1998, 5.25% 2011                           1,000     1,084
      Hospital Rev. Bonds (Virginia Beach General Hospital
      Project), Series 1993, AMBAC insured:
        6.00% 2011                                               1,000     1,176
        5.125% 2018                                              2,700     2,973
    G.O. Public Improvement and Ref. Bonds, Series 2002:
      5.00% 2015                                                 1,500     1,637
      5.00% 2016                                                 1,500     1,630
    G.O. Public Improvement Bonds, Series 2001:
      5.00% 2012                                                 2,425     2,720
      5.00% 2013                                                 2,425     2,689
    Public Fac. Rev. Bonds (Town Center Project Phase I),
    Series 2002-A:
      5.375% 2017                                                1,500     1,658
      5.00% 2021                                                 2,000     2,097

  Industrial Dev. Auth. of the County of Isle of Wight,
  Series 2000-A, 6.60% 2024                                        890       970
  Riverside Regional Jail Auth., Jail Fac. Rev. Bonds,
  Series 2003, MBIA insured, 5.00% 2015                          1,910     2,101

  District of Columbia

  Metropolitan Washington Airports Auth., AMT:
    Airport System Rev. and Ref. Bonds, Series 1998-B:
      5.50% 2007                                                $1,500   $ 1,651
      MBIA insured, 5.25% 2010                                   1,000     1,090
    Airport System Rev. Bonds, Series 2001-A,
    MBIA insured, 5.50% 2014                                     1,000     1,101
    Airport System Rev. Ref. Bonds:
      Series 2002-D, FSA insured:
        5.375% 2013                                              1,000     1,102
        5.375% 2014                                              1,000     1,093
        5.375% 2016                                              1,995     2,154
        5.375% 2020                                              1,000     1,058
      Series 2003-A, FGIC insured, 5.00% 2008                    1,000     1,100

  Puerto Rico

  Public Buildings Auth., Government Facs. Rev. Ref. Bonds,
  Series-C, 5.50% 2014                                           1,000     1,139

  Highways and Transportation Auth., Highway Rev. Ref. Bonds,
  Series AA:
    FSA insured, 5.00% 2026 (put 2010)                           1,000     1,130
    AMBAC insured, 5.00% 2035 (put 2010)                         1,150     1,294

  Virgin Islands
  Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan
  Notes), Senior Lien:
    Series 1998-A, 5.20% 2009                                    1,000     1,073
    Series 1998-C:
      5.50% 2005                                                 1,000     1,056
      5.50% 2007                                                 1,000     1,091

  Total fixed-income securities (cost: $196,971,000)                     209,583

Short-term securities 6.12%

  Industrial Dev. Auth. of Loudoun County, Multi-Modal
  Rev. Bonds (Howard Hughes Medical Institute Issue):/1/
    Series 2003-A, 0.95% 2038                                   $2,000$    2,000
    Series 2003-C, 0.98% 2038                                    5,685     5,685
    Series 2003-D, 0.91% 2038                                    1,200     1,200

  Industrial Dev. Auth. of the City of Roanoke, Hospital
  Rev. Ref. Bonds (Carilion Health System Obligated Group),
  Series 2002-D, 0.98% 2027/1/                                   4,930     4,930

  Total short-term securities (cost: $13,815,000)                         13,815

  Total investment securities (cost: $210,786,000)                       223,398

  Other assets less liabilities                                            2,311

  Net assets                                                            $225,709

/1/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements


Key to abbreviations

AMT         =   Alternative Minimum Tax
Auth.       =   Authority
Dev.        =   Development
Dist.       =   District
Econ.       =   Economic
Fac.        =   Facility
Facs.       =   Facilities
Fin.        =   Finance
Fncg.       =   Financing
G.O.        =   General Obligation
Preref.     =   Prerefunded
Redev.      =   Redevelopment
Ref.        =   Refunding
Rev.        =   Revenue

Financial statements                                                   unaudited

The Tax-Exempt Fund of Virginia

Statement of assets and liabilities at January 31, 2004

                                               (dollars and shares in thousands,
                                                       except per-share amounts)
Assets:
  Investment securities at market (cost: $210,786)                      $223,398
  Cash                                                                        97
  Receivables for:
    Sales of Fund's shares                                     $   424
    Interest                                                     2,651     3,075
                                                                         226,570

Liabilities:
  Payables for:
    Repurchases of Fund's shares                                   436
    Dividends on Fund's shares                                     212
    Management services                                             68
    Services provided by affiliates                                120
    Deferred Trustees' compensation                                 18
    Other fees and expenses                                          7       861
Net assets at January 31, 2004                                          $225,709

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $213,240
  Undistributed net investment income                                        175
  Accumulated net realized loss                                            (318)
  Net unrealized appreciation                                             12,612
Net assets at January 31, 2004                                          $225,709


Shares of beneficial interest issued and outstanding unlimited shares authorized

                                                    Shares     Net asset value
                                   Net assets     outstanding   per share/1/

  Class A                           $188,133         11,167         $16.85
  Class B                             14,566            865          16.85
  Class C                             14,641            869          16.85
  Class F                              6,242            371          16.85
  Class R-5                            2,127            126          16.85


/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.51.

See Notes to Financial Statements


Financial statements                                                   unaudited

The Tax-Exempt Fund of Virginia

Statement of operations for the six months ended January 31, 2004
                                                          (dollars in thousands)
Investment income:
  Income:
    Interest                                                             $ 4,771
  Fees and expenses:
    Investment advisory services                                  $228
    Business management services                                   180
    Distribution services                                          388
    Transfer agent services                                         27
    Administrative services                                         17
    Reports to shareholders                                         22
    Registration statement and prospectus                           10
    Postage, stationery and supplies                                 7
    Trustees' compensation                                          10
    Auditing and legal                                              31
    Custodian                                                        2
    Other                                                            5       927
  Net investment income                                                    3,844

Net realized gain and unrealized appreciation on investments:
  Net realized gain on investments                                           195
  Net unrealized appreciation on investments                               6,809
    Net realized gain and unrealized appreciation on investments           7,004

Net increase in net assets resulting from operations                     $10,848

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Statement of changes in net assets
                                                          (dollars in thousands)

                                                      Six months     Year ended
                                                   ended January 31,  July 31,
                                                       2004/1/           2003
Operations:
  Net investment income                              $   3,844       $  7,478
  Net realized gain (loss) on investments                  195          (444)
  Net unrealized appreciation (depreciation)
      on investments                                     6,809        (3,051)
    Net increase in net assets resulting from
      operations                                        10,848          3,983

Dividends and distributions paid or accrued to
    shareholders:
  Dividends from net investment income                 (3,826)        (7,439)
  Distributions from net realized gain on investments     --            (429)
    Total dividends and distributions paid or accrued
      to shareholders                                  (3,826)        (7,868)

Capital share transactions                             (3,764)         38,924

Total increase in net assets                             3,258         35,039

Net assets:
  Beginning of period                                  222,451        187,412
  End of period (including undistributed net
    investment income: $175 and $157, respectively)   $225,709       $222,451

/1/Unaudited

See Notes to Financial Statements



Financial highlights <F1>

The Tax-Exempt Fund of Virginia



                                         Income from
                                  investment operations<F3> Dividends and distributions

                                            Net
                                         (losses)
                                           gains
                                         on secu-
                          Net             rities             Divi-             Total                       Net              Ratio
                         asset             (both    Total    dends   Distri-   divi-     Net             assets, Ratio of  of net
                         value             real-  from in-   (from   butions   dends    asset            end of  expenses  income
                        begin-   Net in- ized and vestment  net in-   (from     and    value,    Total   period  to aver- to aver-
                        ning of vestment  unreal-   oper-  vestment  capital  distri-  end of   return  (in mil-  age net  age net
                        period   income    ized)   ations   income)  gains)   butions  period    <F4>    lions)   assets   assets


Class A:
Six months ended
  1/31/2004<F2>         $16.32     $.29    $ .53   $  .82    $(.29)   $ --     $(.29)  $16.85     5.06%    $188  .71%<F6>3.51%<F6>
Year ended 7/31/2003     16.57      .60     (.21)     .39     (.60)   (.04)     (.64)   16.32     2.32      189      .71     3.61
Year ended 7/31/2002     16.29      .66      .31      .97     (.66)   (.03)     (.69)   16.57     6.08      169      .73     4.05
Year ended 7/31/2001     15.57      .72      .72     1.44     (.72)     --      (.72)   16.29     9.40      132      .78     4.47
Year ended 7/31/2000     15.82      .74     (.25)     .49     (.74)     --      (.74)   15.57     3.24      114      .80     4.77
Year ended 7/31/1999     16.36      .73     (.36)     .37     (.73)   (.18)     (.91)   15.82     2.21      125      .77     4.46

Class B:
Six months ended
  1/31/2004<F2>          16.32      .23      .53      .76     (.23)     --      (.23)   16.85     4.68       15 1.46<F6> 2.75<F6>
Year ended 7/31/2003     16.57      .47     (.21)     .26     (.47)   (.04)     (.51)   16.32     1.56       14     1.46     2.81
Year ended 7/31/2002     16.29      .54      .31      .85     (.54)   (.03)     (.57)   16.57     5.28        7     1.48     3.26
Year ended 7/31/2001     15.57      .59      .72     1.31     (.59)     --      (.59)   16.29     8.56        3     1.51     3.57
Period from 3/15/2000
  to 7/31/2000           15.28      .18      .34      .52     (.23)     --      (.23)   15.57     3.40   --<F5>      .59     1.38

Class C:
Six months ended
  1/31/2004<F2>          16.32      .22      .53      .75     (.22)     --      (.22)   16.85     4.61       15 1.60<F6> 2.62<F6>
Year ended 7/31/2003     16.57      .45     (.21)     .24     (.45)   (.04)     (.49)   16.32     1.43       14     1.60     2.72
Year ended 7/31/2002     16.29      .52      .31      .83     (.52)   (.03)     (.55)   16.57     5.15        8     1.62     3.13
Period from 4/18/2001
  to 7/31/2001           16.01      .14      .29      .43     (.15)     --      (.15)   16.29     2.69        1      .46      .89

Class F:
Six months ended
  1/31/2004<F2>          16.32      .28      .53      .81     (.28)     --      (.28)   16.85     5.00        6  .85<F6> 3.37<F6>
Year ended 7/31/2003     16.57      .58     (.21)     .37     (.58)   (.04)     (.62)   16.32     2.17        3      .85     3.44
Year ended 7/31/2002     16.29      .56      .31      .87     (.56)   (.03)     (.59)   16.57     5.44        1     1.23     3.51
Period from 4/4/2001
  to 7/31/2001           16.18      .18      .13      .31     (.20)     --      (.20)   16.29     1.95   --<F5>      .31     1.26

Class R-5:
Six months ended
  1/31/2004<F2>          16.32      .31      .53      .84     (.31)     --      (.31)   16.85     5.16        2  .54<F6> 3.69<F6>
Year ended 7/31/2003     16.57      .63     (.21)     .42     (.63)   (.04)     (.67)   16.32     2.49        2      .53     3.79
Period from 7/15/2002
  to 7/31/2002           16.55      .03      .02      .05     (.03)     --      (.03)   16.57      .29        2      .02      .16



                                 Six months ended
                                    January 31,        Year ended July 31
                                     2004<F2>     2003  2002  2001  2000  1999

Portfolio turnover rate for
all classes of shares                   5%         4%    10%   5%    22%   13%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a  full year.

<F2> Unaudited.

<F3> Year ended 1999 is based on shares outstanding on the last day of the year;
all other periods are  based on average shares   outstanding.

<F4> Total returns exclude all sales charges, including contingent deferred sales charges.

<F5> Amount less than 1 million.

<F6> Annualized.

See Notes to Financial Statements

Notes to financial statements                                          unaudited

The American Funds Tax-Exempt Series I
1. Organization and significant accounting policies

Organization -- The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer five share classes, some of which are offered to limited categories of investors. The Funds' share classes are described below:


 Share    Initial sales        Contingent deferred sales
 class       charge             charge upon redemption               Conversion feature

Class A   Up to 3.75%    None (except 1% for certain redemptions    None
                         within one year of purchase without an
                         initial sales charge)

Class B   None           Declines from 5% to zero for redemptions   Class B converts to
                                                                    within six years of purchase Class A after eight years

Class C   None           1% for redemptions within                  Class C converts to
                                                                    one year of purchase Class F after 10 years

Class F   None           None                                       None

Class R-5 None           None                                       None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

     Security valuation -- Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the Trust's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     Security transactions and related investment income -- Security transactions are recorded by each Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders Dividends paid to shareholders are declared daily after the determination of the Fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made. Generally, income earned by the Funds is exempt from Federal income taxes; however, the Funds might earn taxable income from the sale of certain securities purchased at a market discount.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized- gains are recorded by the Funds. The
Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of January 31, 2004, the cost of investment securities for Federal income tax purposes was $186,946,000 and $210,616,000 for the Maryland Fund and the Virginia Fund, respectively.

During the six months ended January 31, 2004, the Maryland Fund reclassified $13,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

  Maryland

  Undistributed net investment income                                 $    219
  Accumulated short-term capital losses                                   (98)
  Accumulated long-term capital losses                                   (134)
  Gross unrealized appreciation on investment securities                10,405
  Gross unrealized depreciation on investment securities                 (920)

  Virginia

  Undistributed net investment income                                 $    230
  Accumulated short-term capital losses                                  (105)
  Accumulated long-term capital losses                                   (213)
  Gross unrealized appreciation on investment securities                12,902
  Gross unrealized depreciation on investment securities                 (120)

Also included in accumulated short-term and long-term capital losses above are capital losses of $96,000 and $513,000 for the Maryland Fund and Virginia Fund, respectively, that were realized during the period November 1, 2002 through July 31, 2003.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):
 Maryland
                       Distributions       Distributions           Total
                      from tax-exempt     from long-term       distributions
 Share class              income           capital gains      paid or accrued

 Six months ended January 31, 2004

 Class A                  $2,989                  --              $2,989
 Class B                     285                  --                 285
 Class C                     196                  --                 196
 Class F                      64                  --                  64
 Class R-5                    65                  --                  65
 Total                    $3,599                  --              $3,599



 Year ended July 31, 2003
 Class A                  $5,950                $208              $6,158
 Class B                     457                  18                 475
 Class C                     267                  10                 277
 Class F                     108                   4                 112
 Class R-5                   129                   4                 133
 Total                    $6,911                $244              $7,155


 Virginia

                       Distributions       Distributions           Total
                      from tax-exempt     from long-term       distributions
 Share class              income           capital gains      paid or accrued

 Six months ended January 31, 2004
 Class A                  $3,315                  --              $3,315
 Class B                     198                  --                 198
 Class C                     188                  --                 188
 Class F                      87                  --                  87
 Class R-5                    38                  --                  38
 Total                    $3,826                  --              $3,826

 Year ended July 31, 2003
 Class A                  $6,656                 378              $7,034
 Class B                     301                  20                 321
 Class C                     322                  23                 345
 Class F                      83                   4                  87
 Class R-5                    77                   4                  81
 Total                    $7,439                $429              $7,868

3. Fees and transactions with related parties

Business management services -- The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds' general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund's average net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.35% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2004, the business management fee was $162,000 and $180,000, which was equivalent to an annualized rate of 0.165% and 0.159% of average net assets for the Maryland Fund and Virginia Fund, respectively. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $11,000 and $10,000 on its retail sales of all share classes and distribution plans of the Maryland Fund and Virginia Fund, respectively.

Investment advisory services -- Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Service Company (AFS), the Funds' transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Funds' shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.165% on the first $60 million of each Fund's average net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.65% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2004, the investment advisory services fee was $205,000 and $228,000, which was equivalent to an annualized rate of 0.209% and 0.202% of average net assets for the Maryland Fund and Virginia Fund, respectively.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     Distribution services -- The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

     Share class            Currently approved limits       Plan limits

     Class A                          0.25%                       0.25%
     Class B                          1.00                        1.00
     Class C                          1.00                        1.00
     Class F                          0.25                        0.50

All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2004, unreimbursed expenses subject to reimbursement totaled $67,000 for the Maryland Fund and $69,000 for the Virginia Fund.

Transfer agent services -- The Funds have a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services -- The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

     Expenses under the agreements described above for the six months ended January 31, 2004, were as follows (dollars in thousands):

      Maryland
                                                     Administrative services

                                    Transfer          CRMC          Transfer
                   Distribution       agent      administrative       agent
      Share class    services       services        services        services

      Class A          $197            $18       Not applicable  Not applicable
      Class B           94              3        Not applicable  Not applicable
      Class C           67         Included in         $10              $1
      Class F            4       administrative         3               --/1/
      Class R-5   Not applicable    services            1               --
      Total            $362            $21             $14              $1

      Virginia
                                                     Administrative services

                                    Transfer          CRMC          Transfer
                   Distribution       agent      administrative       agent
      Share class    services       services        services        services

      Class A          $238            $25       Not applicable  Not applicable
      Class B           72              2        Not applicable  Not applicable
      Class C           71         Included in         $11             $1
      Class F            7       administrative         4              --/1/
      Class R-5   Not applicable    services            1              --
      Total            $388            $27             $16             $1

     /1/ Amount less than one thousand.


Deferred Trustees' compensation -- Since the adoption of the deferred compensation plan in 1994, Independent Trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Trustees' compensation in the accompanying financial statements includes $7,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $3,000 in each Fund in the value of the deferred amounts.

Affiliated officers and Trustees -- All the officers of the Trust and three of its Trustees are affiliated with WMC and received no compensation directly from the Funds.

4. Investment transactions and other disclosures

The Maryland Fund and Virginia Fund made purchases of investment securities, excluding short-term securities, of $12,405,000 and $12,836,000, and sales of $4,124,000 and $10,697,000, respectively, during the six months ended January 31, 2004.

The Funds receive a reduction in their custodian fees equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2004, the custodian fees of $2,000 each for the Maryland Fund and Virginia Fund included $1,000 and $2,000, respectively, that were offset by this reduction, rather than paid in cash.

5. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland

                                                           Reinvestments
                                                            of dividends                           Net (decrease)
                                            Sales<F1>     and distributions      Repurchases<F1>      increase
Share class                             Amount   Shares   Amount   Shares       Amount   Shares   Amount   Shares

Six months ended January 31, 2004

  Class A                              $13,843      860   $2,038      126    $(20,006)  (1,244)  $(4,125)     (258)
  Class B                                2,034      127      185       12      (1,365)     (85)       854        54
  Class C                                4,347      270      143        9      (2,180)    (136)     2,310       143
  Class F                                1,419       88       43        3        (965)     (61)       497        30
  Class R-5                                 --       --       42        3           --       --        42         3

  Total net
  increase
  (decrease)                           $21,643    1,345   $2,451      153    $(24,516)  (1,526)  $  (422)      (28)


Year ended July 31, 2003

  Class A                              $37,565    2,333   $4,093      255    $(22,042)  (1,369)   $19,616     1,219
  Class B                                9,335      580      303       19      (2,901)    (181)     6,737       418
  Class C                               13,637      848      214       13      (6,988)    (436)     6,863       425
  Class F                                2,368      147       71        5        (733)     (46)     1,706       106
  Class R-5                                 --       --       86        5          (1)   --<F2>        85         5

  Total net
  increase
  (decrease)                           $62,905    3,908   $4,767      297    $(32,665)  (2,032)   $35,007     2,173

<F1> Includes exchanges between share classes of the Fund.
<F2> Amount less than one thousand.

Virginia

                                                           Reinvestments
                                                            of dividends                           Net (decrease)
                                            Sales<F1>     and distributions      Repurchases<F1>      increase
Share class                             Amount   Shares   Amount   Shares       Amount   Shares   Amount   Shares

Six months ended January 31, 2004

  Class A                              $13,109      783   $2,164      129    $(22,196)  (1,332)  $(6,923)     (420)
  Class B                                1,513       91      156        9      (1,278)     (76)       391        24
  Class C                                1,955      118      136        8      (1,944)    (117)       147         9
  Class F                                3,304      199       60        4        (781)     (47)     2,583       156
  Class R-5                                --       --        38        2          --       --         38         2

  Total net
  increase
  (decrease)                           $19,881    1,191   $2,554      152    $(26,199)  (1,572)  $(3,764)     (229)

  Year ended July 31, 2003

  Class A                              $49,393    2,947   $4,513      270    $(30,916)  (1,849)   $22,990     1,368
  Class B                               10,177      608      236       14      (3,063)    (183)     7,350       439
  Class C                               12,553      751      259       15      (6,856)    (411)     5,956       355
  Class F                                2,727      162       59        4        (239)     (14)     2,547       152
  Class R-5                                --       --        81        5       --<F2>   --<F2>        81         5

  Total net
  increase
  (decrease)                           $74,850    4,468   $5,148      308    $(41,074)  (2,457)   $38,924     2,319

<F1> Includes exchanges between share classes of the Fund.
<F2> Amount less than one thousand.

Other share class results                                              unaudited

The American Funds Tax-Exempt Series I

Returns for periods ended December 31, 2003 (the most recent calendar quarter):

The Tax-Exempt Fund of Maryland

  Class B, Class C and Class F
                                                          1 year   Life of class

  Class B shares
  Reflecting applicable contingent deferred sales charge
    (CDSC), maximum of 5%, payable only if shares are
    sold within six years of purchase
      Average annual total return                         --          +5.10%/1/
      Cumulative total return                              1.11%     +20.78%/1/
  Not reflecting CDSC
    Average annual total return                           --          +5.78%/1/
    Cumulative total return                               +3.89%     +23.78%/1/

  Class C shares
  Reflecting CDSC, maximum of 1%, payable only
    if shares are sold within one year of purchase
      Average annual total return                                     +5.04%/2/
      Cumulative total return                             +2.76%     +14.32%/2/
  Not reflecting CDSC
    Average annual total return                           --          +5.04%/2/
    Cumulative total return                               +3.76%     +14.32%/2/

  Class F shares/3/
  Not reflecting annual asset-based fee charged by
    sponsoring firm
      Average annual total return                                     +5.55%/4/
      Cumulative total return                             +4.52%     +14.75%/4/

 Figures shown are past results and are not predictive of future periods. Current and future results may be lower or higher than those shown. Because share prices may decline, the value of your holdings may decrease. For the most current information and month-end results, visit americanfunds.com.


/1/ From March 15, 2000, when Class B shares were first sold.

/2/ From April 12, 2001, when Class C shares were first sold.

/3/ These shares are sold without any initial or contingent sales charge.

/4/ From June 15, 2001, when Class F shares were first sold.


Other share class results  unaudited

The American Funds Tax-Exempt Series I

Returns for periods ended December 31, 2003 (the most recent calendar quarter):

The Tax-Exempt Fund of Virginia

  Class B, Class C and Class F
                                                          1 year   Life of class

  Class B shares
  Reflecting applicable contingent deferred sales charge
    (CDSC), maximum of 5%, payable only if shares are
    sold within six years of purchase
      Average annual total return                         --          +5.46%/1/
      Cumulative total return                              1.58%     +22.35%/1/
  Not reflecting CDSC
    Average annual total return                           --          +6.13%/1/
    Cumulative total return                               +3.42%     +25.35%/1/
  Class C shares
  Reflecting CDSC, maximum of 1%, payable only
    if shares are sold within one year of purchase
      Average annual total return                         --          +5.08%/2/
      Cumulative total return                             +2.29%     +14.33%/2/
  Not reflecting CDSC
    Average annual total return                           --          +5.08%/2/
    Cumulative total return                               +3.29%     +14.33%/2/

  Class F shares/3/
  Not reflecting annual asset-based fee charged by
    sponsoring firm
      Average annual total return                         --          +5.23%/4/
      Cumulative total return                             +4.05%     +15.00%/4/

Figures shown are past results and are not predictive of future periods. Current and future results may be lower or higher than those shown. Because share prices may decline, the value of your holdings may decrease. For the most current information and month-end results, visit americanfunds.com.


/1/ From March 15, 2000, when Class B shares were first sold.

/2/ From April 18, 2001, when Class C shares were first sold.

/3/ These shares are sold without any initial or contingent sales charge.

/4/ From April 4, 2001, when Class F shares were first sold. Board of Trustees and officers


The American Funds Tax-Exempt Series I

Board of Trustees

James H. Lemon, Jr., Chairman of the Board
Harry J. Lister, Vice Chairman of the Board
Jeffrey L. Steele, President
Cyrus A. Ansary
Daniel J. Callahan III
James C. Miller III
Katherine D. Ortega
T. Eugene Smith

Chairman Emeritus

Stephen Hartwell

Other Officers

Howard L. Kitzmiller, Senior Vice President and Secretary
Lois A. Erhard, Vice President
Michael W. Stockton, Vice President, Treasurer and Assistant Secretary
J. Lanier Frank, Assistant Vice President
Ashley L. Shaw, Assistant Secretary

The American Funds Tax-Exempt Series I

Offices of the Funds and of the business manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent

American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
1212 New York Avenue, NW
Washington, DC 20005-3987

Independent auditors

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

(logo The American Funds)

The right choice for the long term(R)

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares for the Maryland Fund and Virginia Fund, respectively; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses (0.89 percentage points for each Fund) higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (0.14 percentage points for each Fund) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully. This and other important information is contained in the prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company at 800/421-0180 or visit the American Funds website at americanfunds.com.
"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available upon request, free of charge, by calling American Funds Service Company, visiting the American Funds website or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

This report is for the information of shareholders of The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MFGESR-970-0304

(recycle symbol)
Printed on recycled paper

The Capital Group Companies

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust



ITEM 2 - Code of Ethics

Not applicable for filing of Semi-Annual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semi-Annual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semi-Annual Reports to Shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

Item 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a Governance Committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the registrant, c/o the registrant's Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - Not applicable for filing of Semi-Annual Reports to Shareholders.


(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               THE AMERICAN FUNDS TAX-EXEMPT SERIES I

                               By    Harry J. Lister
                               Date: April 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By   Harry J. Lister, Vice Chairman and PEO

Date: April 7, 2004



 By  Michael W. Stockton, Vice President and Treasurer

Date: April 7, 2004